Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
24.	Leases
The Company entered into operating lease agreements primarily for offices and land.
The following table summarizes the lease expense for the years ended December 31, 2020, 2021 and 2022:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Operating lease expense	32,781	40,001	44,754
Short-term lease expense	17,113	16,438	13,543

Total lease expense	49,894	56,439	58,297

Weighted-average remaining lease term (in years) – operating leases			1.5
Weighted-average discount rate – operating leases			4.8%
As of December 31, 2022, future minimum lease payments under non-cancellable
operating lease agreements for which the Group has recognized operating lease right-of-use
assets and liabilities were as follows:

For the year ending December 31,	Future minimum payments
RMB
2023	30,476
2024	6,603
2025	2,756

Total undiscounted cash flows	39,835

Less: imputed interest	(1,417)

Total	38,418

Supplemental cash flow information related to leases for the years ended December 31, 2020, 2021 and 2022 are as follows:

	For the year end December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cash paid for operating leases	33,028	43,024	38,035
Lease liabilities arising from obtaining right-of-use assets	21,024	26,077	13,567